Penn Series High Yield Bond Fund
FUND SUMMARY: HIGH YIELD BOND FUND
Investment Objective
The investment objective of the High Yield Bond Fund (the “Fund”) is to realize high current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional fees and expenses will be applied at the variable contract level. Those fees and expenses are described in your variable contract prospectus. If the information below were to reflect the deduction of variable contract charges, fees and expenses would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Penn Series High Yield Bond Fund High Yield Bond Fund
Investment Advisory Fees	0.56%
Distribution (12b-1) Fees	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.87%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Penn Series High Yield Bond Fund | High Yield Bond Fund | USD ($)	89	278	482	1,073

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Penn Series High Yield Bond Fund | High Yield Bond Fund | USD ($)	89	278	482	1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds (commonly known as “junk bonds”), income-producing convertible securities and preferred stocks that are rated below investment-grade or not rated by any major credit rating agency but deemed to be below investment-grade by the Sub-Adviser. High yield bonds are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

The Fund’s dollar-weighted average maturity generally is expected to be in the five- to ten-year range, but will vary with market conditions. In selecting investments for the Fund, the Sub-Adviser relies extensively on its credit research analysts. The Fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.

While most assets will typically be invested in U.S. dollar-denominated bonds, the Fund may also invest in bonds of foreign issuers as well as use forward currency exchange contracts and credit default swaps in keeping with the Fund’s objectives. Forward currency exchange contracts would typically be used to protect the Fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar and credit default swaps would typically be used to protect the value of certain portfolio holdings or to manage the Fund’s overall exposure to changes in credit quality.

The Fund may sell holdings for a variety of reasons, such as to adjust a portfolio’s average maturity or credit quality, or to shift assets into and out of higher-yielding securities, or to reduce exposure to certain securities.
Principal Risks of Investing
Bank Loans Risk.  The possibility that, to the extent the Fund invests in bank loans, it is exposed to additional risks beyond those associated with traditional debt securities, including liquidity risk, prepayment risk, extension risk, the risk of subordination to other creditors, restrictions on resale, and the lack of a regular trading market and publicly available information. In addition, liquidity risk may be more pronounced for a portfolio investing in loans because certain loans may have a more limited secondary market. These loans may be difficult to value, which may result in a loss. In addition, bank loans generally are subject to extended settlement periods in excess of seven days, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions. Bank loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings of such loans.

Corporate Debt Securities Risk.  The possibility that the issuer of a debt security held by the Fund is unable to meet its principal and interest payment obligations. The further possibility that corporate debt securities held by the Fund may experience increased price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

Credit Risk.  The possibility that an issuer of a debt security, or the counterparty to a derivatives contract, held by the Fund defaults on its payment obligations.

Credit Default Swap Risk.  The possibility that the Fund’s investments in credit default swaps may subject the Fund to greater risks than if the Fund were to invest directly in the reference obligation. Investing in credit default swaps exposes the Fund to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Fund could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the bond or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps are also subject to liquidity risk.

Currency Risk.  The possibility that the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Derivatives Risk.  The possibility that the Fund’s use of derivatives, such as futures, options and swap agreements, may lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the Sub-Adviser believes it would be appropriate to do so, difficult to value if the instrument becomes illiquid, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Fixed Income Market Risk.  The possibility that the market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased, and sometimes unpredictable, volatility and reduced liquidity. During those periods, the Fund may experience increased levels of shareholder redemptions, and may have to sell securities at inopportune times, and at unfavorable prices. Fixed income securities also may be difficult to value during such periods. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates by purchasing bonds. Steps by those regulators to curtail or “taper” such activities could result in the effects described above, and could have a material adverse effect on prices for fixed income securities and on the management of the Fund.

Foreign Investment Risk.  The possibility that the Fund’s investments in foreign securities may be adversely affected by political, social, and economic conditions affecting foreign issuers, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar.

High Yield Bond Risk.  The possibility that the Fund’s investment in debt securities rated below investment grade (commonly known as junk bonds) may adversely affect the Fund’s yield. Although these securities generally provide for higher yields than higher rated debt securities, the high degree of risk associated with these investments can result in substantial or total loss to the Fund. High yield securities are considered speculative and are subject to a greater risk of loss, greater sensitivity to interest rate changes, increased price volatility, valuation difficulties, and a potential lack of a liquid secondary or public market for the securities.

Interest Rate Risk.  The possibility that the prices of the Fund’s fixed income investments will decline due to rising interest rates.

Liquidity Risk.  The possibility that the market for certain of the Fund’s investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell at an advantageous price. The market price of certain investments may fall dramatically if there is no liquid trading market for the investments. It also may be difficult for the Fund to purchase a desired investment at an advantageous price under such circumstances.

Management Risk.  The possibility that the investment decisions, techniques, analyses or models implemented by the Fund’s Sub-Adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Prepayment and Extension Risk.  The possibility that the principal on a fixed income security may be paid off earlier or later than expected causing the Fund to invest in fixed income securities with lower interest rates, which may adversely affect the Fund’s performance.

An investment in the Fund may be appropriate for long-term, risk-oriented investors who are willing to accept the greater risks and uncertainties of investing in high yield bonds in the hope of earning high current income.
Performance Information
The bar chart and table below show the performance of the Fund both year-by-year and as an average over different periods of time. The bar chart and table demonstrate the variability of performance over time and provide an indication of the risks and volatility of an investment in the Fund by showing how the Fund’s average annual total returns for various periods compare with those of a broad-based securities market index. Past performance does not necessarily indicate how the Fund will perform in the future. This performance information does not include the impact of any charges deducted under your variable contract. If it did, returns would be lower.

Best Quarter	Worst Quarter
18.08%	-17.56%
6/30/2009	12/31/2008

Average Annual Total Return (for Periods Ended December 31, 2015)
Average Annual Total Returns - Penn Series High Yield Bond Fund	1 Year	5 Years	10 Years
High Yield Bond Fund	(3.37%)	4.63%	6.14%
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes)	(4.93%)	4.73%	6.55%